Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 13, 2013
Entity Registrant Name	dei_EntityRegistrantName	MAINSTAY FUNDS TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0001469192
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec. 13, 2013
Document Effective Date	dei_DocumentEffectiveDate	Dec. 13, 2013
Prospectus Date	rr_ProspectusDate	Feb. 28, 2013
MainStay Intermediate Term Bond Fund (Prospectus Summary) | MainStay Intermediate Term Bond Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MTMNX
MainStay Intermediate Term Bond Fund (Prospectus Summary) | MainStay Intermediate Term Bond Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MTMAX
MainStay Intermediate Term Bond Fund (Prospectus Summary) | MainStay Intermediate Term Bond Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MTMBX
MainStay Intermediate Term Bond Fund (Prospectus Summary) | MainStay Intermediate Term Bond Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MTMCX
MainStay Intermediate Term Bond Fund (Prospectus Summary) | MainStay Intermediate Term Bond Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MTMIX
MainStay Intermediate Term Bond Fund (Prospectus Summary) | MainStay Intermediate Term Bond Fund | Class R1
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MTMRX
MainStay Intermediate Term Bond Fund (Prospectus Summary) | MainStay Intermediate Term Bond Fund | Class R2
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MTRTX
MainStay U.S. Equity Opportunities Fund (Prospectus Summary) | MainStay U.S. Equity Opportunities Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MYCNX
MainStay U.S. Equity Opportunities Fund (Prospectus Summary) | MainStay U.S. Equity Opportunities Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MYCTX
MainStay U.S. Equity Opportunities Fund (Prospectus Summary) | MainStay U.S. Equity Opportunities Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MYCCX
MainStay U.S. Equity Opportunities Fund (Prospectus Summary) | MainStay U.S. Equity Opportunities Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MYCIX
MainStay International Opportunities Fund (Prospectus Summary) | MainStay International Opportunities Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MYINX
MainStay International Opportunities Fund (Prospectus Summary) | MainStay International Opportunities Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MYITX
MainStay International Opportunities Fund (Prospectus Summary) | MainStay International Opportunities Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MYICX
MainStay International Opportunities Fund (Prospectus Summary) | MainStay International Opportunities Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MYIIX